Employee Benefits - Summary of Amounts Related to Defined Benefit Pension Plans Recognized in Consolidated Statements of Income (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of defined benefit plans [line items]
Defined benefit costs	¥ 17,379	¥ 7,959	¥ 16,262
Japan
Disclosure of defined benefit plans [line items]
Defined benefit costs	2,992	(2,696)	4,769
Foreign
Disclosure of defined benefit plans [line items]
Defined benefit costs	¥ 14,387	¥ 10,655	¥ 11,493